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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490 Ellicott City, Maryland	21043
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 102.3%	Shares	Value
Consumer Discretionary - 10.8%
Auto Components - 1.8%
Gentex Corp.	100,000	$1,980,000
Lear Corp.	25,000	4,327,000
		6,307,000

Diversified Consumer Services - 0.4%
H&R Block, Inc.	50,000	1,324,000

Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	5,000	1,539,150
Jack in the Box, Inc.	25,000	2,548,000
Wyndham Worldwide Corp.	25,000	2,635,250
		6,722,400

Household Durables - 2.1%
Garmin Ltd.	50,000	2,698,500
KB Home	200,000	4,824,000
		7,522,500

Leisure Products - 0.2%
Mattel, Inc.	50,000	774,000

Media - 3.8%
CBS Corp. - Class B	100,000	5,800,000
Comcast Corp. - Class A	75,000	2,886,000
Interpublic Group of Cos., Inc. (The)	75,000	1,559,250
Regal Entertainment Group - Class A	50,000	800,000
Sirius XM Holdings, Inc.	400,000	2,208,000
		13,253,250

Specialty Retail - 0.6%
Aaron's, Inc.	50,000	2,181,500

Consumer Staples - 9.1%
Beverages - 1.4%
Coca-Cola Co. (The)	50,000	2,250,500
PepsiCo, Inc.	25,000	2,785,750
		5,036,250

Food & Staples Retailing - 2.0%
United Natural Foods, Inc. (a)	25,000	1,039,750
Walgreens Boots Alliance, Inc.	25,000	1,930,500
Wal-Mart Stores, Inc.	50,000	3,907,000
		6,877,250

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Consumer Staples - 9.1% (continued)
Food Products - 5.1%
Archer-Daniels-Midland Co.	150,000	$6,376,500
Bunge Ltd.	75,000	5,209,500
Flowers Foods, Inc.	100,000	1,881,000
Hain Celestial Group, Inc. (The) (a)	50,000	2,057,500
Sanderson Farms, Inc.	15,000	2,422,800
		17,947,300

Household Products - 0.6%
Procter & Gamble Co. (The)	25,000	2,274,500

Energy - 4.4%
Energy Equipment & Services - 0.7%
Halliburton Co.	50,000	2,301,500

Oil, Gas & Consumable Fuels - 3.7%
Boardwalk Pipeline Partners, L.P.	32,000	470,400
Chevron Corp.	50,000	5,875,000
Cosan Ltd. - Class A	250,000	2,032,500
Golar LNG Partners, L.P.	100,000	2,323,000
Phillips 66	25,000	2,290,250
		12,991,150

Financials - 7.9%
Banks - 2.2%
Citizens Financial Group, Inc.	50,000	1,893,500
Fifth Third Bancorp	125,000	3,497,500
Regions Financial Corp.	150,000	2,284,500
		7,675,500

Capital Markets - 1.4%
State Street Corp.	50,000	4,777,000

Consumer Finance - 1.9%
American Express Co.	75,000	6,784,500

Insurance - 2.4%
Brighthouse Financial, Inc. (a)	4,545	276,336
MetLife, Inc.	75,000	3,896,250
Prudential Financial, Inc.	25,000	2,658,000
W.R. Berkley Corp.	25,000	1,668,500
		8,499,086

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Health Care - 13.6%
Biotechnology - 1.0%
MiMedx Group, Inc. (a)	50,000	$594,000
United Therapeutics Corp. (a)	25,000	2,929,750
		3,523,750

Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	50,000	3,137,500
Cardiovascular Systems, Inc. (a)	200,000	5,630,000
Globus Medical, Inc. - Class A (a)	50,000	1,486,000
Hologic, Inc. (a)	50,000	1,834,500
Integer Holdings Corp. (a)	25,000	1,278,750
Varex Imaging Corp. (a)	4,000	135,360
Varian Medical Systems, Inc. (a)	10,000	1,000,600
		14,502,710

Health Care Providers & Services - 8.2%
Centene Corp. (a)	50,000	4,838,500
HCA Healthcare, Inc. (a)	75,000	5,969,250
HealthSouth Corp.	150,000	6,952,500
LifePoint Health, Inc. (a)	25,000	1,447,500
Quest Diagnostics, Inc.	50,000	4,682,000
UnitedHealth Group, Inc.	25,000	4,896,250
		28,786,000

Life Sciences Tools & Services - 0.2%
QIAGEN N.V. (a)	25,000	787,500

Pharmaceuticals - 0.1%
Depomed, Inc. (a)	50,000	289,500

Industrials - 13.7%
Aerospace & Defense - 0.8%
DigitalGlobe, Inc. (a)	75,000	2,643,750

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	50,000	2,993,000

Airlines - 2.3%
Delta Air Lines, Inc.	50,000	2,411,000
Southwest Airlines Co.	100,000	5,598,000
		8,009,000

Commercial Services & Supplies - 2.0%
Copart, Inc. (a)	200,000	6,874,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Industrials - 13.7% (continued)
Construction & Engineering - 0.1%
Argan, Inc.	4,000	$269,000

Industrial Conglomerates - 0.7%
Siemens AG - ADR	34,000	2,405,500

Machinery - 1.6%
Donaldson Co., Inc.	75,000	3,445,500
Lindsay Corp.	25,000	2,297,500
		5,743,000

Road & Rail - 2.7%
Knight-Swift Transportation Holdings, Inc. (a)	108,000	4,487,400
Landstar System, Inc.	50,000	4,982,500
		9,469,900

Trading Companies & Distributors - 2.7%
AerCap Holdings N.V. (a)	75,000	3,833,250
Air Lease Corp.	50,000	2,131,000
GATX Corp.	60,000	3,693,600
		9,657,850

Information Technology - 33.9%
Communications Equipment - 6.6%
ADTRAN, Inc.	100,000	2,400,000
Cisco Systems, Inc.	50,000	1,681,500
F5 Networks, Inc. (a)	25,000	3,014,000
Finisar Corp. (a)	225,000	4,988,250
InterDigital, Inc.	25,000	1,843,750
Juniper Networks, Inc.	50,000	1,391,500
NetScout Systems, Inc. (a)	25,000	808,750
Oclaro, Inc. (a)	200,000	1,726,000
Plantronics, Inc.	25,000	1,105,500
Ubiquiti Networks, Inc. (a)	75,000	4,201,500
		23,160,750

Electronic Equipment, Instruments & Components - 8.8%
Corning, Inc.	200,000	5,984,000
Dolby Laboratories, Inc. - Class A	25,000	1,438,000
FLIR Systems, Inc.	50,000	1,945,500
II-VI, Inc. (a)	100,000	4,115,000
Jabil, Inc.	100,000	2,855,000
Sanmina Corp. (a)	100,000	3,715,000
ScanSource, Inc. (a)	50,000	2,182,500
TTM Technologies, Inc. (a)	200,000	3,074,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Information Technology - 33.9% (continued)
Electronic Equipment, Instruments & Components - 8.8% (continued)
Zebra Technologies Corp. - Class A (a)	50,000	$5,429,000
		30,738,000

Internet Software & Services - 2.5%
Baidu, Inc. - ADR (a)	10,000	2,476,900
eBay, Inc. (a)	75,000	2,884,500
LogMeIn, Inc.	12,888	1,418,324
Yelp, Inc. (a)	50,000	2,165,000
		8,944,724

IT Services - 2.4%
Genpact Ltd.	100,000	2,875,000
International Business Machines Corp.	25,000	3,627,000
Virtusa Corp. (a)	50,000	1,889,000
		8,391,000

Semiconductors & Semiconductor Equipment - 6.6%
Canadian Solar, Inc. (a)	150,000	2,526,000
Cirrus Logic, Inc. (a)	25,000	1,333,000
JinkoSolar Holding Co. Ltd. - ADR (a)	75,000	1,871,250
Lattice Semiconductor Corp. (a)	400,000	2,084,000
Power Integrations, Inc.	50,000	3,660,000
Qorvo, Inc. (a)	25,000	1,767,000
QUALCOMM, Inc.	50,000	2,592,000
Skyworks Solutions, Inc.	20,000	2,038,000
Xilinx, Inc.	75,000	5,312,250
		23,183,500

Software - 4.8%
Cadence Design Systems, Inc. (a)	75,000	2,960,250
Citrix Systems, Inc. (a)	50,000	3,841,000
Microsoft Corp.	50,000	3,724,500
Varonis Systems, Inc. (a)	50,000	2,095,000
VMware, Inc. - Class A (a)	40,000	4,367,600
		16,988,350

Technology Hardware, Storage & Peripherals - 2.2%
NetApp, Inc.	50,000	2,188,000
Seagate Technology plc	75,000	2,487,750
Western Digital Corp.	35,000	3,024,000
		7,699,750

Materials - 5.5%
Chemicals - 3.1%
Braskem S.A. - ADR	250,000	6,685,000
Monsanto Co.	25,000	2,995,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Materials - 5.5% (continued)
Chemicals - 3.1% (continued)
Westlake Chemical Corp.	15,000	$1,246,350
		10,926,850

Metals & Mining - 2.4%
Agnico Eagle Mines Ltd.	50,000	2,260,500
Barrick Gold Corp.	150,000	2,413,500
Newmont Mining Corp.	100,000	3,751,000
		8,425,000

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Zayo Group Holdings, Inc. (a)	50,000	1,721,000

Utilities - 2.9%
Electric Utilities - 1.1%
Exelon Corp.	100,000	3,767,000

Independent Power and Renewable Electricity Producers - 1.8%
AES Corp.	150,000	1,653,000
Ormat Technologies, Inc.	75,000	4,578,750
		6,231,750

Total Common Stocks (Cost $328,458,070)		$359,380,820

PUT OPTION CONTRACTS - 1.2%	Contracts	Value
NASDAQ 100 Index Option, 12/15/2017 at $5,800	75	$693,750
Russell 2000 Index Option, 12/15/2017 at $1,430	500	935,000
S&P 500 Index Option, 12/15/2017 at $2,470	950	2,783,500
Total Put Option Contracts (Cost $5,701,976)		$4,412,250

Total Investments at Value - 103.5% (Cost $334,160,046)		$363,793,070

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 54.9%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.84% (b)	57,883,893	$57,883,893
First American Treasury Obligations Fund - Class Y, 0.61% (b)	135,062,418	135,062,418
Total Money Market Funds (Cost $192,946,311)		$192,946,311

Total Investments and Money Market Funds at Value - 158.4% (Cost $527,106,357)		$556,739,381

Written Call Option Contracts - (58.4%)		(205,234,550)

Liabilities in Excess of Other Assets - (0.0%)(c)		(62,726)

Net Assets - 100.0%		$351,442,105

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2017.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
NASDAQ 100 Index Option	75	$44,844,735	$3,000.00	12/15/17	$22,292,100
Russell 2000 Index Option	500	74,543,050	700.00	12/15/17	39,425,000
S&P 500 Index Option	950	239,339,200	1,000.00	12/15/17	143,517,450
Total Written Option Contracts (Premiums $196,130,952)		$358,726,985			$205,234,550

The average notional amount of written call options during the three months ended September 30, 2017 is $245,347,292.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 11.1%	Shares	Value
Energy - 0.0% (a)
Oil, Gas & Consumable Fuels - 0.0% (a)
NuStar Energy, L.P.	1,000	$40,590
ONEOK, Inc.	985	54,579
Williams Partners, L.P.	866	33,687
		128,856
Materials - 10.8%
Metals & Mining - 10.8%
Agnico Eagle Mines Ltd.	100,000	4,521,000
AngloGold Ashanti Ltd. - ADR	325,000	3,019,250
Barrick Gold Corp.	600,000	9,654,000
Coeur Mining, Inc. (b)	25,000	229,750
Compania de Minas Buenaventura S.A. - ADR	25,000	319,750
Goldcorp, Inc.	325,000	4,212,000
Newmont Mining Corp.	325,000	12,190,750
Pan American Silver Corp.	5,000	85,250
Randgold Resources Ltd. - ADR	35,000	3,418,100
Royal Gold, Inc.	10,000	860,400
Sibanye Gold Ltd. - ADR	171,475	764,779
Wheaton Precious Metals Corp.	5,000	95,450
		39,370,479
Utilities - 0.3%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	1,000	70,240
Duke Energy Corp.	333	27,945
Edison International	1,000	77,170
Entergy Corp.	1,000	76,360
Exelon Corp.	1,000	37,670
FirstEnergy Corp.	1,000	30,830
NextEra Energy, Inc.	1,000	146,550
Pinnacle West Capital Corp.	1,000	84,560
PPL Corp.	1,000	37,950
		589,275
Multi-Utilities - 0.1%
Ameren Corp.	1,000	57,840
Dominion Energy, Inc.	1,000	76,930
DTE Energy Co.	1,000	107,360
PG&E Corp.	1,000	68,090
Public Service Enterprise Group, Inc.	1,000	46,250

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 11.1% (continued)	Shares	Value
Utilities - 0.3% (continued)
Multi-Utilities - 0.1% (continued)
SCANA Corp.	1,000	$48,490
		404,960

Total Common Stocks (Cost $41,036,775)		$40,493,570

U.S. TREASURY OBLIGATIONS - 64.9%	Par Value	Value
U.S. Treasury Bills (c) - 13.7%
1.02%, due 03/29/2018	$50,000,000	$49,709,514

U.S. Treasury Inflation-Protected Notes - 3.8%
2.50%, due 01/15/2029	11,401,600	13,776,326

U.S. Treasury Notes - 47.4%
0.75%, due 10/31/2018	50,000,000	49,666,015
1.25%, due 08/31/2019	50,000,000	49,792,969
1.50%, due 08/15/2026	25,000,000	23,410,167
2.25%, due 02/15/2027	50,000,000	49,706,055
		172,575,206

Total U.S. Treasury Obligations (Cost $233,979,640)		$236,061,046

EXCHANGE-TRADED FUNDS - 2.4%	Shares	Value
CurrencyShares British Pound Sterling Trust (b)	30,000	$3,910,200
CurrencyShares Euro Trust (b)	20,000	2,282,000
CurrencyShares Japanese Yen Trust (b)	1,000	85,370
CurrencyShares Swedish Krona Trust (b)	5,000	585,050
CurrencyShares Swiss Franc Trust (b)	5,000	488,550
iShares 1-3 Year International Treasury Bond ETF (b)	1,000	83,800
iShares Gold Trust (b)	25,000	307,750
iShares International Treasury Bond ETF	2,000	98,500
SPDR Bloomberg Barclays International Treasury Bond ETF	2,000	56,180
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	1,000	31,980
SPDR Citi International Government Inflation-Protected Bond ETF	1,000	57,310

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 2.4% (continued)	Shares	Value
SPDR Gold Shares (b)	5,000	$607,900
Total Exchange-Traded Funds (Cost $8,007,192)		$8,594,590

Total Investments at Value - 78.4% (Cost $283,023,607)		$285,149,206

MONEY MARKET FUNDS - 21.9%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.84% (d)	23,858,278	$23,858,278
First American Treasury Obligations Fund - Class Y, 0.61% (d)	55,669,317	55,669,317
Total Money Market Funds (Cost $79,527,595)		$79,527,595

Total Investments and Money Market Funds at Value - 100.3% (Cost $362,551,202)		$364,676,801

Liabilities in Excess of Other Assets - (0.3%)		(1,152,211)

Net Assets - 100.0%		$363,524,590

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of September 30, 2017.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
Australia - 3.4%
Crown Resorts Ltd. (a)	50,000	$444,507
JB Hi-Fi Ltd. (a)	10,000	180,175
SEEK Ltd. (a)	30,000	391,640
		1,016,322
Belgium - 1.2%
AGFA-Gevaert N.V. (a)(b)	75,000	357,809

Canada - 16.3%
Air Canada (b)	30,000	630,835
Celestica, Inc. (b)	40,000	494,923
CGI Group, Inc. - Class A (b)	6,000	311,090
Great-West Lifeco, Inc.	10,000	287,770
IGM Financial, Inc.	18,000	604,967
Industrial Alliance Insurance & Financial Services, Inc.	13,000	588,603
Linamar Corp.	4,500	274,572
Manulife Financial Corp.	29,000	588,194
Power Corp. of Canada	23,000	584,460
Royal Bank of Canada	7,500	580,229
		4,945,643
Finland - 0.4%
Tikkurila OYJ	7,200	131,134

France - 3.2%
Albioma S.A.	8,000	180,404
Elecnor S.A.	2,163	30,140
Eutelsat Communications S.A. (a)	9,000	266,423
Neopost S.A. (a)	13,000	505,312
		982,279
Germany - 4.4%
Dialog Semiconductor plc (a)(b)	6,000	265,534
Hugo Boss AG (a)	4,500	397,065
SAP SE	6,000	657,900
		1,320,499
Italy - 0.9%
Azimut Holdings SpA (a)	13,000	281,660

Japan - 26.6%
Amiyaki Tei Co. Ltd. (a)	900	37,920
Ateam, Inc. (a)	10,000	263,037

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 91.3% (continued)	Shares	Value
Japan - 26.6% (continued)
CyberAgent, Inc. (a)	16,000	$467,257
Daiwabo Holdings Co. Ltd. (a)	12,500	527,863
en-japan, Inc. (a)	14,000	513,916
EPS Holdings, Inc. (a)	30,000	575,916
Fudo Tetra Corp. (a)	175,000	291,173
Fujibo Holdings, Inc. (a)	13,000	448,949
Kanagawa Chuo Kotsu Co. Ltd. (a)	12,400	401,915
Kato Works Co. Ltd. (a)	9,500	284,183
Kurimoto Ltd. (a)	15,000	312,607
Marvelous, Inc. (a)	25,000	212,363
Misawa Homes Co. Ltd. (a)	42,000	352,953
Mixi, Inc. (a)	10,000	482,981
NuFlare Technology, Inc. (a)	6,000	324,522
Panasonic Corp. (a)	30,000	435,379
SBI Holdings, Inc. (a)	25,000	377,043
Shinko Plantech Co. Ltd. (a)	30,000	263,463
SoftBank Group Corp. (a)	7,500	608,249
SRG Takamiya Co. Ltd. (a)	25,000	146,111
Toshiba Corp. (a)(b)	170,000	476,727
Towa Pharmaceutical Co. Ltd. (a)	5,000	252,738
		8,057,265
Netherlands - 1.1%
PostNL N.V. (a)	75,000	323,142

Norway - 2.7%
Olav Thon Eiendomsselskap ASA	14,000	287,421
Statoil ASA (a)	27,000	542,861
		830,282
Portugal - 4.1%
Altri SGPS S.A. (a)	50,000	264,108
Jeronimo Martins SGPS S.A. (a)	20,000	394,778
Mota-Engil SGPS S.A.	153,147	574,143
		1,233,029
Spain - 6.7%
Amadeus IT Group S.A. (a)	8,000	520,307
Endesa S.A. (a)	15,000	338,474
Grupo Catalana Occidente S.A. (a)	5,000	210,662
Mapfre S.A. (a)	100,000	325,857
Miquel y Costas & Miquel S.A.	6,000	217,917
Tecnicas Reunidas S.A. (a)	13,000	411,364
		2,024,581

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 91.3% (continued)	Shares	Value
Sweden - 2.5%
Concentric AB (a)	5,813	$98,530
Modern Times Group MTG AB - Class B (a)	18,000	652,678
		751,208
Switzerland - 2.0%
Sonova Holding AG (a)	3,500	594,162

United Kingdom - 15.8%
Bovis Homes Group plc	22,000	322,463
Burberry Group plc (a)	28,000	661,025
easyJet plc (a)	17,000	277,376
esure Group plc	150,000	567,338
GlaxoSmithKline plc (a)	26,000	519,679
Hays plc (a)	200,000	507,919
J.D. Wetherspoon plc	40,000	672,580
N Brown Group plc	70,000	329,376
Pagegroup plc (a)(b)	50,000	333,869
Smart Metering Systems plc	29,310	272,923
SThree plc	65,484	308,610
		4,773,158

Total Investments at Value - 91.3% (Cost $22,967,825)		$27,622,173

MONEY MARKET FUNDS - 1.9%	Shares	Value
Northern Institutional Treasury Portfolio, 0.91% (c) (Cost $574,129)	574,129	$574,129

Total Investments and Money Market Funds at Value - 93.2% (Cost $23,541,954)		$28,196,302

Other Assets in Excess of Liabilities - 6.8%		2,050,636

Net Assets - 100.0%		$30,246,938

(a)	Foreign fair value priced (Note 1). Foreign fair valued securities totaled $18,124,181 as of September 30, 2017, representing 59.9% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2017.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2017 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary - 22.7%
Auto Components	2.2%
Hotels, Restaurants & Leisure	3.8%
Household Durables	3.7%
Internet & Direct Marketing Retail	1.1%
Media	6.3%
Specialty Retail	0.6%
Textiles, Apparel & Luxury Goods	5.0%
Consumer Staples - 1.3%
Food & Staples Retailing	1.3%
Energy - 4.0%
Energy Equipment & Services	2.2%
Oil, Gas & Consumable Fuels	1.8%
Financials - 16.5%
Banks	1.9%
Capital Markets	4.2%
Insurance	10.4%
Health Care - 7.6%
Health Care Equipment & Supplies	2.0%
Health Care Technology	1.2%
Pharmaceuticals	4.4%
Industrials - 15.5%
Air Freight & Logistics	1.1%
Airlines	3.0%
Construction & Engineering	2.9%
Industrial Conglomerates	1.6%
Machinery	1.3%
Professional Services	5.1%
Trading Companies & Distributors	0.5%
Information Technology - 16.0%
Electronic Equipment, Instruments & Components	4.3%
Internet Software & Services	2.5%
IT Services	2.7%
Semiconductors & Semiconductor Equipment	1.9%
Software	2.9%
Technology Hardware, Storage & Peripherals	1.7%
Materials - 3.1%
Chemicals	0.5%
Metals & Mining	1.0%
Paper & Forest Products	1.6%
Real Estate - 0.9%
Real Estate Management & Development	0.9%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

Sector/Industry	% of Net Assets
Telecommunication Services - 2.0%
Wireless Telecommunication Services	2.0%
Utilities - 1.7%
Electric Utilities	1.1%
Independent Power Producers & Energy Traders	0.6%
91.3%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Depreciation
Mini MSCI EAFE Index Future	275	12/15/2017	$27,200,250	$27,200,250	$(424,520)

The average notional amount of futures contracts sold short during the three months ended September 30, 2017 is $26,821,208.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Consumer Discretionary - 27.9%
Auto Components - 1.3%
Lear Corp.	500	$86,540

Automobiles - 3.4%
Harley-Davidson, Inc.	1,800	86,778
Winnebago Industries, Inc.	3,000	134,250
		221,028
Diversified Consumer Services - 1.2%
H&R Block, Inc.	3,000	79,440

Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	200	61,566
Wynn Resorts Ltd.	400	59,568
		121,134
Household Durables - 4.0%
Garmin Ltd.	1,050	56,669
KB Home	4,700	113,364
William Lyon Homes - Class A (a)	4,000	91,960
		261,993
Leisure Products - 1.1%
Mattel, Inc.	4,400	68,112

Media - 2.5%
Regal Entertainment Group - Class A	4,800	76,800
Scripps Networks Interactive, Inc. - Class A	1,000	85,890
		162,690
Specialty Retail - 10.5%
Aaron's, Inc.	1,300	56,719
America's Car-Mart, Inc. (a)	2,200	90,475
Best Buy Co., Inc.	1,800	102,528
Children's Place, Inc. (The)	600	70,890
Dick's Sporting Goods, Inc.	2,000	54,020
Murphy USA, Inc. (a)	900	62,100
Penske Automotive Group, Inc.	1,800	85,626
Select Comfort Corp. (a)	2,300	71,415
Tiffany & Co.	1,000	91,780
		685,553
Textiles, Apparel & Luxury Goods - 2.0%
Wolverine World Wide, Inc.	4,500	129,825

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.5% (continued)	Shares	Value
Consumer Staples - 9.5%
Beverages - 1.9%
Coca-Cola Co. (The)	2,800	$126,028

Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.	1,700	132,838

Food Products - 3.6%
Darling Ingredients, Inc. (a)	6,000	105,120
Sanderson Farms, Inc.	800	129,216
		234,336
Personal Products - 1.9%
Nu Skin Enterprises, Inc. - Class A	2,000	122,960

Financials - 13.1%
Banks - 1.2%
Fifth Third Bancorp	2,800	78,344

Capital Markets - 1.5%
State Street Corp.	1,000	95,540

Consumer Finance - 1.8%
American Express Co.	1,300	117,598

Insurance - 8.6%
Aflac, Inc.	1,650	134,293
First American Financial Corp.	2,000	99,940
MetLife, Inc.	1,100	57,145
Principal Financial Group, Inc.	1,200	77,208
Progressive Corp. (The)	1,200	58,104
Prudential Financial, Inc.	500	53,160
W.R. Berkley Corp.	1,200	80,088
		559,938
Health Care - 10.2%
Health Care Equipment & Supplies - 1.4%
Varian Medical Systems, Inc. (a)	900	90,054

Health Care Providers & Services - 7.8%
HCA Healthcare, Inc. (a)	800	63,672
HealthSouth Corp.	2,400	111,240
Laboratory Corp. of America Holdings (a)	500	75,485
LifePoint Health, Inc. (a)	1,200	69,480
Molina Healthcare, Inc. (a)	1,200	82,512

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.5% (continued)	Shares	Value
Health Care - 10.2% (continued)
Health Care Providers & Services - 7.8% (continued)
Select Medical Holdings Corp. (a)	5,500	$105,600
		507,989
Pharmaceuticals - 1.0%
AstraZeneca plc - ADR	2,000	67,760

Industrials - 15.7%
Air Freight & Logistics - 1.7%
Expeditors International of Washington, Inc.	1,800	107,748

Airlines - 3.4%
American Airlines Group, Inc.	1,200	56,988
Delta Air Lines, Inc.	1,600	77,152
Southwest Airlines Co.	1,500	83,970
		218,110
Construction & Engineering - 1.3%
Quanta Services, Inc. (a)	2,200	82,214

Electrical Equipment - 0.9%
Sensata Technologies Holding N.V. (a)	1,200	57,684

Machinery - 2.4%
Greenbrier Cos., Inc. (The)	1,500	72,225
Trinity Industries, Inc.	2,700	86,130
		158,355
Professional Services - 1.4%
Robert Half International, Inc.	1,800	90,612

Road & Rail - 3.5%
Knight-Swift Transportation Holdings, Inc. (a)	2,160	89,748
Landstar System, Inc.	1,400	139,510
		229,258
Trading Companies & Distributors - 1.1%
GATX Corp.	1,200	73,872

Information Technology - 17.9%
Communications Equipment - 2.4%
Cisco Systems, Inc.	2,500	84,075
Juniper Networks, Inc.	2,500	69,575
		153,650
Electronic Equipment, Instruments & Components - 4.1%
Corning, Inc.	3,000	89,760
Sanmina Corp. (a)	2,000	74,300

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.5% (continued)	Shares	Value
Information Technology – 17.9% (continued)
Electronic Equipment, Instruments & Components - 4.1% (continued)
ScanSource, Inc. (a)	2,400	$104,760
		268,820
IT Services - 5.3%
Cognizant Technology Solutions Corp. - Class A	1,100	79,794
Genpact Ltd.	1,800	51,750
International Business Machines Corp.	700	101,556
Net 1 UEPS Technologies, Inc. (a)	5,000	48,700
Western Union Co. (The)	3,400	65,280
		347,080
Semiconductors & Semiconductor Equipment - 1.6%
QUALCOMM, Inc.	2,000	103,680

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	700	107,884
HP, Inc.	6,500	129,740
NetApp, Inc.	1,200	52,512
		290,136
Materials - 4.2%
Chemicals - 1.8%
BASF SE - ADR	1,100	117,150

Paper & Forest Products - 2.4%
Boise Cascade Co. (a)	2,600	90,740
KapStone Paper & Packaging Corp.	3,100	66,619
		157,359

Total Common Stocks (Cost $5,675,476)		$6,405,428

PUT OPTION CONTRACTS - 0.0% (b)	Contracts	Value
S&P 500 Index Option, 12/15/2017 at $1,500	18	$486
S&P 500 Index Option, 12/15/2017 at $2,000	7	1,344
Total Put Option Contracts (Cost $4,959)		$1,830

Total Investments at Value - 98.5% (Cost $5,680,435)		$6,407,258

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 33.5%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.84% (c)	654,577	$654,577
First American Treasury Obligations Fund - Class Y, 0.61% (c)	1,527,348	1,527,348
Total Money Market Funds (Cost $2,181,925)		$2,181,925

Total Investments and Money Market Funds at Value - 132.0% (Cost $7,862,360)		$8,589,183

Written Call Option Contracts - (33.5%)		(2,181,922)

Other Assets in Excess of Liabilities - 1.5%		99,892

Net Assets - 100.0%		$6,507,153

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of September 30, 2017.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
S&P 500 Index Option	18	$4,534,848	$1,500 .00	12/15/17	$1,821,618
S&P 500 Index Option	7	1,763,552	2,000 .00	12/15/17	360,304
Total Written Option Contracts (Premiums $2,050,456)		$6,298,400			$2,181,922

The average notional amount of written call options during the three months ended September 30, 2017 is $4,159,175. See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

1. Valuation of Securities and Other Financial Instruments

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Value Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded; however, on days when the value of securities traded on a foreign stock exchange may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of net asset values of the Funds. As a result, the prices of foreign securities used to calculate a Fund’s net asset value may differ from quoted or published prices for these same securities. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of September 30, 2017, all options held by Hussman Strategic Growth Fund and Hussman Strategic Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.

Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security or related securities, or a combination of these and other factors.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•
Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are frequently valued at their fair value as determined by an independent pricing service. The Board of Trustees has authorized Hussman Strategic International Fund to retain an independent pricing service to determine the fair value of its foreign portfolio securities when the value of such securities may be materially affected by events occurring before Hussman Strategic International Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of these procedures will depend on market events and thus cannot be predicted and the procedures may be utilized to a significant extent. Determining the fair value of portfolio securities involves reliance on judgment and a security’s fair value may differ depending on the method used for determining value. There can be no assurance that Hussman Strategic International Fund could purchase or sell a portfolio security at the price of such security used in calculating the Fund’s net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between a fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2017 by security type:

Hussman Strategic Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$359,380,820	$-	$-	$359,380,820
Put Option Contracts	-	4,412,250	-	4,412,250
Money Market Funds	192,946,311	-	-	192,946,311
Total Investments in Securities and Money Market Funds	$552,327,131	$4,412,250	$-	$556,739,381

Other Financial Instruments:
Written Call Option Contracts	$-	$(205,234,550)	$-	$(205,234,550)
Total Other Financial Instruments	$-	$(205,234,550)	$-	$(205,234,550)

Hussman Strategic Total Return Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$40,493,570	$-	$-	$40,493,570
U.S. Treasury Obligations	-	236,061,046	-	236,061,046
Exchange-Traded Funds	8,594,590	-	-	8,594,590
Money Market Funds	79,527,595	-	-	79,527,595
Total Investments in Securities and Money Market Funds	$128,615,755	$236,061,046	$-	$364,676,801

Hussman Strategic International Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$9,497,992	$18,124,181	$-	$27,622,173
Money Market Funds	574,129	-	-	574,129
Total Investments in Securities and Money Market Funds	$10,072,121	$18,124,181	$-	$28,196,302

Other Financial Instruments:
Futures Contracts Sold Short	$(424,520)	$-	$-	$(424,520)
Total Other Financial Instruments	$(424,520)	$-	$-	$(424,520)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Hussman Strategic Value Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$6,405,428	$-	$-	$6,405,428
Put Option Contracts	-	1,830	-	1,830
Money Market Funds	2,181,925	-	-	2,181,925
Total Investments in Securities and Money Market Funds	$8,587,353	$1,830	$-	$8,589,183

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,181,922)	$-	$(2,181,922)
Total Other Financial Instruments	$-	$(2,181,922)	$-	$(2,181,922)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. As of September 30, 2017, Hussman Strategic Growth Fund, Hussman Total Return Fund and Hussman Strategic Value Fund did not have any transfers into or out of any Level.

Transfers that occurred between Levels 1 and 2 on September 30, 2017 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$683,665	$30,140

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of September 30, 2017:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund	Hussman Strategic Value Fund
Cost of investments, money market funds and written options	$331,058,718	$365,825,372	$23,541,954	$5,811,904
Gross unrealized appreciation	$42,163,304	$4,898,284	$5,117,745	$975,748
Gross unrealized depreciation	(21,717,191)	(6,046,855)	(463,397)	(380,391)
Net unrealized appreciation (depreciation)	$20,446,113	$(1,148,571)	$4,654,348	$595,357

The difference between the federal income tax cost of portfolio investments and their financial statement cost for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships and grantor trusts.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses. Among these risks are those associated with investments in derivative instruments, investments in shares of money market mutual funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in predicting market changes, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options, futures or other derivative instruments used. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Mutual Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of September 30, 2017, Hussman Strategic Growth Fund and Hussman Strategic Value Fund had 54.9% and 33.5%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 38.4% and 23.5%, respectively, of the value of their net assets invested in shares of a single money market mutual fund. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

Sector Risk – If a Fund has significant investments of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected. As of September 30, 2017, Hussman Strategic Growth Fund had 33.9% of the value of its net assets invested in stocks within the Information Technology sector and Hussman Strategic Value Fund had 27.9% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

As of September 30, 2017, Hussman Strategic International Fund had 29.2% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 1, 2017

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 1, 2017

*	Print the name and title of each signing officer under his or her signature.